Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Summary of Unit activity

The Company’s Unit activity for the six months ended June 30, 2018 is as follows (in thousands):

Issued and outstanding units, December 31, 2017	3,000,000
Units issued in exchange for contribution of oil and natural gas properties	38,500

Issued and outstanding units, June 30, 2018	3,038,500

The Company’s unit activity for the years ended December 31, 2017, 2016, and 2015 is as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Issued and outstanding units, beginning of the year (1)	1,500,000	813,021	165,771
Issuance of units to Citizen Members (1)	—	686,979	647,250
Units issued in exchange for contribution of oil and natural gas properties	1,500,000	—	—

Issued and outstanding units, end of the year	3,000,000	1,500,000	813,021

(1)	Reflects exchange of Citizen units for Roan units on retroactive basis